Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit pension plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	$ 2,367	$ 2,273
Service cost	35	35
Plan participant contributions	5	6
Interest cost	114	110
Plan amendments	0	0
Benefits Paid	(160)	(153)
Actuarial losses (gains)	(18)	13
FX translation adjustment	(49)	83
Benefit Obligation, Ending Balance	2,294	2,367
Change in plan assets
Plan Assets, Beginning Balance	2,493	2,298
Employer contributions	38	36
Plan participant contributions	5	6
Benefits paid	(160)	(153)
Actual return on assets, net of expenses	345	226
FX translation adjustment	(46)	80
Plan Assets, Ending Balance	2,675	2,493
Funded Status
Funded status, end of year	381	126
Non-pension Benefit Plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	241	227
Service cost	3	3
Plan participant contributions	5	5
Interest cost	12	12
Plan amendments	5	0
Benefits Paid	(22)	(21)
Actuarial losses (gains)	(2)	(3)
FX translation adjustment	(10)	18
Benefit Obligation, Ending Balance	232	241
Change in plan assets
Plan Assets, Beginning Balance	54	48
Employer contributions	15	13
Plan participant contributions	5	5
Benefits paid	(22)	(21)
Actual return on assets, net of expenses	5	4
FX translation adjustment	(2)	5
Plan Assets, Ending Balance	55	54
Funded Status
Funded status, end of year	$ (177)	$ (187)